Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 23 – Subsequent Events

On January 7, 2025, the Company entered into inducement agreements (each, an “Inducement Agreement”) with certain holders (the “Holders”) of the Company’s Series A warrants, exercisable for an aggregate of 16,046,466 of the Company’s common shares, originally issued pursuant to a securities purchase agreement dated April 22, 2025 (such Series A warrants, the “Existing Warrants”). Pursuant to the Inducement Agreements, the Company agreed, as consideration for exercising all or part of the Existing Warrants held by any such Holder, to issue to such Holder one or more new Series A common share purchase warrants, exercisable for up to a number of Common Shares equal to 150% of the number of Existing Warrants Shares issued upon exercise of the Existing Warrants pursuant to the terms of the Inducement Agreements (such warrants, the “New Warrants” and such Common Shares issuable upon exercise thereof, the “New Warrant Shares”). Under the terms of the Inducement Agreements, the Holders may exercise up to an aggregate of 16,046,466 Existing Warrants subject to the beneficial ownership limitation of 4.99% (or 9.99% upon election by a Holder prior to the issuance of any New Warrants on or before January 21, 2025). If the Holder exercise all of their Existing Warrants pursuant to the Inducement Agreement, the Company will receive aggregate gross proceeds of up to approximately $2.6 million. The New Warrants are exercisable immediately following issuance and have an exercise price of $0.20. The New Warrants will expire 5.5 years from the date of issuance. An aggregate of 2,625,000 (post-split adjusted 65,625) warrants were issued for these inducement agreements.

On April 18, 2025, the Group entered into an equity acquisition agreement with a third party, under which the Group purchased an 85% equity interest in Xintong International Trading Limited (“Xintong”) for consideration of approximately $66.9 million (RMB488.0 million), consisting of (i) the first tranche payment totaling $46.0 million (RMB335.7 million), which was settled by April 25, 2025 through the transfer of all of the Group’s financing receivables to the original owner of Xintong (with the Group no longer having any continuing involvement in nor control over the related financing receivables), (ii) the second tranche of $13.0 million (RMB95.0 million) in the form of a convertible note issued by April 30, 2025, and (iii) the remaining balance to be paid in cash before September 30, 2025. Xintong owns 100% equity interest in Shanghai Senhuixin technology Co., Ltd, a PRC holding company, which owns 30% equity interest in Shandong Liansen Development Co., Ltd (“Shandong Liansen”). Shandong Liansen owns and manages certain land use rights and forests and plants that can be used for Chinese herbal medicine cultivation and flower cultivation.